July 11, 2014

EDGAR

United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-CSR
John Hancock Municipal Securities Trust (the “Registrant”) on behalf of:
John Hancock High Yield Municipal Bond Fund
John Hancock Tax-Free Bond Fund

File Nos. 33-32246; 811-5968

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending May 31, 2014.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4497.

Sincerely,
/s/ Salvatore Schiavone
______________________________
Salvatore Schiavone
Treasurer